Deposits	12 Months Ended
Dec. 31, 2011
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2011 and 2010 and related interest expense for the years ended December 31, 2011, 2010 and 2009 were as follows:

	2011	2010
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$1,717,286	$1,459,776
Foreign	209,732	179,300

Total demand non-interest bearing	1,927,018	1,639,076

Savings and interest bearing demand
Domestic	2,221,758	2,058,311
Foreign	485,935	464,531

Total savings and interest bearing demand	2,707,693	2,522,842

Time, certificates of deposit
$100,000 or more
Domestic	1,022,450	1,054,649
Foreign	1,244,018	1,242,524
Less than $100,000
Domestic	664,111	741,399
Foreign	380,802	399,068

Total time, certificates of deposit	3,311,381	3,437,640

Total deposits	$7,946,092	$7,599,558

	2011	2010	2009
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$6,549	$7,771	$9,267
Foreign	1,234	1,612	1,565

Total savings and interest bearing demand	7,783	9,383	10,832

Time, certificates of deposit
$100,000 or more
Domestic	10,299	14,839	18,091
Foreign	11,512	17,084	23,315
Less than $100,000
Domestic	7,468	11,416	15,600
Foreign	2,277	3,628	5,249

Total time, certificates of deposit	31,556	46,967	62,255

Total interest expense on deposits	$39,339	$56,350	$73,087

        Scheduled maturities of time deposits as of December 31, 2011 were as follows (in thousands):

Total
(in thousands)
2012	$2,947,111
2013	254,344
2014	68,881
2015	39,260
2016	1,363
Thereafter	422

Total	$3,311,381

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2011, were as follows:

Due within 3 months or less	$871,022
Due after 3 months and within 6 months	545,993
Due after 6 months and within 12 months	608,270
Due after 12 months	241,183

$2,266,468